ORGANIZATION and NATURE OF BUSINESS ACTIVITY (Details)	1 Months Ended
Jul. 31, 2008
Selling Shareholder One [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Acquisition, number of shares issued	70,650,000
Selling Shareholder Two [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Acquisition, number of shares issued	2,000,000